Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2025
Schedule of Intangible Assets [Line Items]
Balance at the beginning	$ 7,288,633
Balance at the ending	4,050,583	$ 7,288,633
Written off	(58,029)
Balance at the ending	4,050,583	7,288,633
Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	7,492,621	1,051,559
Balance at the ending	5,429,576	7,492,621
Additions	5,920,209	6,470,205
Disposal of controlling in subsidiaries	(7,927,687)	(2,546)
Currency realignment	2,462	646
Balance at the ending	5,429,576	7,492,621
Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	203,988
Balance at the ending	1,378,993	203,988
Charges	955,970	207,989
Disposal	(545,492)
Disposal of controlling in subsidiaries	(154,050)
Impairment loss	918,324
Currency realignment	253	(4,001)
Balance at the ending	1,378,993	203,988
Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	7,288,633
Balance at the ending		7,288,633	$ 4,050,583
Balance at the ending		7,288,633
Socializer Messenger Platform Software [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	3,465,820
Balance at the ending		3,465,820
Additions		3,465,820
Disposal of controlling in subsidiaries	(3,465,820)
Currency realignment
Balance at the ending		3,465,820
Socializer Messenger Platform Software [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	198,291
Balance at the ending		198,291
Charges	323,116	202,292
Disposal	(458,228)
Disposal of controlling in subsidiaries	(63,179)
Impairment loss
Currency realignment		(4,001)
Balance at the ending		198,291
Socializer Messenger Platform Software [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	3,267,529
Balance at the ending		3,267,529
Balance at the ending		3,267,529
AI-Powered Travel Platform Software [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,000,000	1,000,000
Balance at the ending		1,000,000
Additions
Disposal of controlling in subsidiaries	(1,000,000)
Currency realignment
Balance at the ending		1,000,000
AI-Powered Travel Platform Software [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending
Charges	93,750
Disposal	(75,000)
Disposal of controlling in subsidiaries	(18,750)
Impairment loss
Currency realignment
Balance at the ending
AI-Powered Travel Platform Software [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,000,000
Balance at the ending		1,000,000
Balance at the ending		1,000,000
Credit service Management System [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,503,848
Balance at the ending	1,503,848	1,503,848
Additions		1,503,848
Disposal of controlling in subsidiaries
Currency realignment
Balance at the ending	1,503,848	1,503,848
Credit service Management System [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending	130,674
Charges	130,674
Disposal
Disposal of controlling in subsidiaries
Impairment loss
Currency realignment
Balance at the ending	130,674
Credit service Management System [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,503,848
Balance at the ending		1,503,848	1,373,174
Balance at the ending		1,503,848
Finance Management System [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,467,386
Balance at the ending	1,467,386	1,467,386
Additions		1,467,386
Disposal of controlling in subsidiaries
Currency realignment
Balance at the ending	1,467,386	1,467,386
Finance Management System [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending	317,934
Charges	317,934
Disposal
Disposal of controlling in subsidiaries
Impairment loss
Currency realignment
Balance at the ending	317,934
Finance Management System [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,467,386
Balance at the ending		1,467,386	1,149,452
Balance at the ending		1,467,386
Robotic Arms [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending
Additions	3,461,867
Disposal of controlling in subsidiaries	(3,461,867)
Currency realignment
Balance at the ending
Robotic Arms [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending
Charges	72,121
Disposal
Disposal of controlling in subsidiaries	(72,121)
Impairment loss
Currency realignment
Balance at the ending
Robotic Arms [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending
Balance at the ending
Restaurant Online Ordering Management System [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending	1,447,342
Additions	1,447,342
Disposal of controlling in subsidiaries
Currency realignment
Balance at the ending	1,447,342
Restaurant Online Ordering Management System [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending	12,061
Charges	12,061
Disposal
Disposal of controlling in subsidiaries
Impairment loss
Currency realignment
Balance at the ending	12,061
Restaurant Online Ordering Management System [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending			1,435,281
Balance at the ending
Digital assets [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending	1,011,000
Additions	1,011,000
Disposal of controlling in subsidiaries
Currency realignment
Balance at the ending	1,011,000
Digital assets [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending	918,324
Charges
Disposal
Disposal of controlling in subsidiaries
Impairment loss	918,324
Currency realignment
Balance at the ending	918,324
Digital assets [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending			92,676
Balance at the ending
Other Software Package [Member]
Schedule of Intangible Assets [Line Items]
Written off	(58,029)
Other Software Package [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	55,567	24,316
Balance at the ending		55,567
Additions		33,151
Disposal of controlling in subsidiaries		(2,546)
Currency realignment	2,462	646
Balance at the ending		55,567
Other Software Package [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	5,697
Balance at the ending		5,697
Charges	6,314	5,697
Disposal	(12,264)
Disposal of controlling in subsidiaries
Impairment loss
Currency realignment	253
Balance at the ending		5,697
Other Software Package [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	$ 49,870
Balance at the ending		49,870
Balance at the ending		$ 49,870